197 Clarendon Street

Boston, Massachusetts 02116

(617) 572-0070

Email: mramirez@jhancock.com

Michael A Ramirez

AVP & Senior Counsel

December 1, 2023

Mr. Sonny Oh

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Via EDGAR

Re:

John Hancock Life Insurance Company (U.S.A.) (“John Hancock”) Separate Account A (811-Post Effective Amendment No. 6 Filed on December 1, 2023, on Accumulation Variable Universal Life 2021 policies, File No. 333-254510; Filing pursuant to Rule 485(a) for the use of Summary Prospectuses on Variable Universal Life policies

Dear Mr. Oh:

Pursuant to Rule 485(a) under the Securities Act of 1933, John Hancock is filing herewith the above- captioned post-effective amendment (the “Amendment”) for the primary purpose of obtaining the Staff’s review of the Form of Initial Summary Prospectus to be used in connection with John Hancock’s variable universal life policies.

The Staff previously reviewed and provided comments to the Form of Initial Summary Prospectus in connection with John Hancock’s post-effective amendment filed pursuant to Rule 485(a) on May 18, 2021, to the Accumulation Variable Universal Life 2019 (“AVUL 2019”) registration statement (333-236446). Although this exhibit was withdrawn prior to the effective date of that post-effective amendment, John Hancock incorporated the applicable edits based on the prior comments provided by the Staff into this Form of Initial Summary Prospectus.

Should you have any questions about the included post-effective amendment filing, please do not hesitate to reach me at 617-572-0070 or by email at mramirez@jhancock.com.

Thank you,

/s/ Michael A. Ramirez